CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenue:
Sales	$ 13,679		$ 63,614					$ 99,692
Grant income	591,667		675,000					1,675,445
Total revenue	605,346		738,614		36,078		36,078	1,775,137
Cost of revenue	141,849		261,101		11,760		11,760	716,848
Gross margin	463,497		477,513		24,318		24,318	1,058,289
Other Expenses:
Research and development	554,266	779,589	1,854,407	2,393,573	2,888,245	1,757,370	50,899,338	53,310,203
Legal, financial and other consulting	150,785	93,703	385,612	260,475	342,651	307,262	7,957,890	8,343,502
Selling, general and administrative	359,625	352,393	915,402	814,287	1,230,189	759,387	25,056,473	25,971,875
Change in fair value of management and incentive units							(6,055,483)	(6,055,483)
Total expenses	1,064,676	1,225,685	3,155,421	3,468,335	4,461,085	2,824,019	77,858,218	81,570,097
Loss from operations	(601,179)	(1,225,685)	(2,677,908)	(3,468,335)	(4,436,767)	(2,824,019)	(77,833,900)	(80,511,808)
Other (income)/expense:
Gain on disposal of property and equipment							(21,663)	(21,663)
Gain on extinguishment of debt							(216,617)	(216,617)
Interest expense/(income), net	50,801	503,242	447,978	816,358	1,044,881	84,846	6,737,122	7,185,100
Penalties associated with non-registration of Series A Preferred Stock							361,495	361,495
Total other (income)/expense, net	50,801	503,242	447,978	816,358	1,044,881	84,846	6,860,337	7,308,315
Loss before benefit from income taxes	(651,980)	(1,728,927)	(3,125,886)	(4,284,693)	(5,481,648)	(2,908,865)	(84,694,237)	(87,820,123)
Benefit from income taxes							(547,318)	(547,318)
Net loss	(651,980)	(1,728,927)	(3,125,886)	(4,284,693)	(5,481,648)	(2,908,865)	(84,146,919)	(87,272,805)
Preferred Stock Dividend	629,725	734,857	1,870,846	2,354,428	3,087,044	2,177,464	8,410,623	10,281,469
Net Loss available to common shareholders	$ (1,281,705)	$ (2,463,784)	$ (4,996,732)	$ (6,639,121)	$ (8,568,692)	$ (5,086,329)	$ (92,557,542)	$ (97,554,274)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.05)
Weighted average number of shares of common stock outstanding	204,438,894	168,230,680	193,383,650	153,796,011	160,235,291	98,094,768